Related Party Transactions (Details Narrative) (IMAC Regeneration Center of St Louis, LLC) - USD ($)	Mar. 31, 2018	Dec. 31, 2017
IMAC Regeneration Center of St. Louis, LLC [Member]
Due to related party	$ 128,593	$ 4,331